Long-Term Debt	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Long-Term Debt
17.	LONG-TERM DEBT
As at January 31, 2024 and 2023, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2024
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	7.43%	7.71%	U.S. $465.7	$623.4 [a]
Term Loan B-2	December 2029	8.08%	8.41%	U.S. $493.8	661.0 [a]
Term Loan B-3	January 2031	8.08%	8.23%	U.S. $997.5	1,325.3 [a]
Term Loans	Mar. 2024 to Dec. 2030	0.87% to 5.14%	1.90% to 6.28%	€ 109.1	153.4
Total long-term debt					$2,763.1
Current					58.1
Non-current					2,705.0
Total long-term debt					$2,763.1
[a]
Net of unamortized
transaction costs of nil for Term Loan B-1, nil for Term Loan B-2 and $
10.0
million for Term
Loan
B-3.

January 31, 2023
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	6.57%	6.61%	U.S. $1,477.2	$1,966.4 [a]
Term Loan B-2	December 2029	8.06%	8.66%	U.S. $498.8	645.0 [a]
Term Loans	Mar. 2023 to Dec. 2030	0.87% to 3.41%	1.90% to 3.81%	€ 128.6	178.8
Total long-term debt					$2,790.2
Current					59.4
Non-current					2,730.8
Total long-term debt					$2,790.2
[a]
Net of unamortized
transaction costs of $3.1 million for Term Loan
B-1
and $20.1 million for Term Loan
B-2.

The following table explains the changes in long-term debt during the year ended January 31, 2024:

		Statement of cash flows		Non-cash changes
	Carrying amount as at January 31, 2023	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2024
Term Facility	$2,611.4	$—	$(25.5)	$10.2	$13.6	$2,609.7
Term Loans	178.8	3.3	(32.7)	0.6	3.4	153.4
Total	$2,790.2	$3.3	$(58.2)	$10.8	$17.0	$2,763.1
The following table explains the changes in long-term debt during the year ended January 31, 2023:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2022	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2023
Term Facility	$1,891.2	$804.4	$(157.0)	$92.4	$(19.6)	$2,611.4
Term Loans	149.3	116.5	(94.9)	6.1	1.8	178.8
Total	$2,040.5	$920.9	$(251.9)	$98.5	$(17.8)	$2,790.2
Under security arrangements, amounts borrowed under the Revolving Credit Facilities and the term facility (the “Credit Facilities”) are secured by substantially all the assets of the Company.

a)	Term Facility
On March 10, 2023, the Company amended its Term Loan
B-1
by replacing the LIBOR references with SOFR references, with all other conditions remaining the same. On October 4, 2023, the Company repriced its Term Loan
B-2,
which reduced the cost of borrowing by 0.75%, with all other conditions remaining the same. The Company incurred transactions costs of $0.9 million, which have been recorded in financing costs. In addition, the previous unamortized transaction costs of $19.1 million were derecognized and recorded in financing costs.
On
January 22, 2024
, the Company refinanced its Term Loan B-1, reducing the outstanding amount to U.S. $465.7 million and taking on a new Term Loan B-3 of U.S $1,000 million. This new tranche has an extended maturity date of January 22, 2031 and a cost of borrowing of Term SOFR plus 2.75%. The Company incurred transactions costs of $10.0 million, which have been incorporated into the carrying amount of the Term Loan B-3 and are amortized over its expected life using the effective interest rate method. In addition, the previous unamortized transaction costs on Term Loan B-1 of $2.7 million were derecognized and recorded in financing costs.

On June 10, 2022, the Company entered into an incremental U.S. $100.0 million tranche under its Term Facility with a maturity in June 2024 and, was exempt of financial covenants, then referred to as the Term Loan
B-2.
The Company incurred transaction costs of $1.1 million, which have been incorporated in the carrying amount of this new tranche of the Term Facility and are amortized over its expected life using the effective interest rate method.
On December 13, 2022, the Company entered into an incremental U.S. $500.0 million tranche under its Term Facility. This new tranche matures on
December 13, 2029
, and, consistent with the existing tranche of the Term Facility, is exempt of financial covenants (the current “Term Loan
B-2”).
The Company incurred transaction costs of $20.9 million, which have been incorporated in the carrying amount of this new tranche of the Term Facility and are amortized over its expected life using the effective interest rate method. On the same date, the Company fully repaid the then outstanding U.S. $100 million Term Loan
B-2
for repayment of $135.0 million. In addition, unamortized transaction costs of $0.9 million were derecognized and recorded in financing costs. The Company is using the SOFR as the benchmark interest rate for the Term
B-2,
as part of the transition plan that was announced by the Alternative Reference Rates Committee (“ARRC”).
As at January 31, 2024, the cost of borrowing under the Term Loan
B-1
was as follows:

(i)	Term SOFR plus 2.00% per annum, with a Term SOFR floor of 0.00%; or
(ii)	U.S. Base Rate plus 1.00%; or
(iii)	U.S. Prime Rate plus 1.00%
As at January 31, 2024, the cost of borrowing under the Term Loan
B-2
was as follows:

(i)	Term SOFR, plus 2.75% per annum, with a Term SOFR floor of 0.50%
As at January 31, 2024, the cost of borrowing under the Term Loan B-3 was as follows:

(i)	Term SOFR, plus 2.75% per annum, with a Term SOFR floor of 0.00%
Under the Term Facility, the cost of borrowing in U.S. Base Rate or U.S. Prime Rate cannot be lower than the cost of borrowing in SOFR.
The Company is required to repay a minimum of 0.25% of the nominal amount each quarter, less any voluntary prepayments done to date. Consequently, the Company repaid an amount of U.S. $18.9 million ($25.5 million) during the year ended January 31, 2024. Also, the Company may be required to repay a portion of the Term Facility in the event that it has an excess cash position at the end of the fiscal year and its leverage ratio is above a certain threshold level. As at January 31, 2024 and 2023, the Company was not required to repay any portion of the Term Facility under this requirement.

b)	Term Loans
During the year ended January 31, 2024, the Company entered into term loan agreements at favourable interest rates under an Austrian government program. This program supports research and development projects based on the Company’s incurred expenses in Austria. The term loans have a nominal amount of
€
2.3 million ($3.3 million) with an interest rate varying between 1.00% and 4.53% with maturity dates varying from March 2027 to December 2027. The Company recognized a grant of
€
0.1 million ($0.2 million) as a reduction of research and development expenses representing the difference between the fair value of the term loan at inception and the cash received.
During the year ended January 31, 2023, these term loans had a nominal amount of
€
86.8 million ($116.5 million) with an interest rate varying between 2.90% and 3.41% with maturity dates varying from June 2025 to June 2029. The Company recognized a grant of
€
4.6 million ($6.2 million) as a reduction of research and development expenses representing the difference between the fair value of the term loan at inception and the cash received.
On May 5, 2022, the Company fully repaid the balance of its
€
55.0 million ($74.2 million) unsecured loan contracted under an Austrian government
COVID-19
program in Fiscal 2021.